MEDICARE PART D	12 Months Ended
Dec. 31, 2014
Insurance [Abstract]
MEDICARE PART D
MEDICARE PART D
As discussed in Note 2, we cover prescription drug benefits in accordance with Medicare Part D under multiple contracts with CMS. The consolidated balance sheets include the following amounts associated with Medicare Part D as of December 31, 2014 and 2013:

	2014		2013
	Risk Corridor Settlement	CMS Subsidies/ Discounts	Risk Corridor Settlement	CMS Subsidies/ Discounts
	(in millions)
Other current assets	$105	$1,690	$45	$743
Trade accounts payable and accrued expenses	(36)	(32)	(71)	(30)
Net current asset (liability)	$69	$1,658	$(26)	$713